Financial structure and financial costs - Impact on statement of income, Impact of hedging strategies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial structure, financial costs and financial instruments
Cost of net debt	$ (2,352)	$ (2,121)	$ (1,534)
Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Loans and receivables	200	161	53
Financing liabilities and associated hedging instruments	(1,897)	(1,927)	(1,395)
Fair value hedge (ineffective portion)	(1)	(6)	(1)
Lease assets and obligations	(417)
Assets and liabilities held for trading	(237)	(349)	(191)
Cost of net debt	(2,352)	(2,121)	(1,534)
Impact of the hedging strategies
Revaluation impact at market value of bonds	(762)	1,332	(2,519)
Swap hedging of bonds	761	(1,338)	2,518
Ineffective portion of the fair value hedge	(1)	(6)	(1)
Net investment hedge
Balance as of the beginning of the period	(724)	(762)	(658)
Variations	7	38	(104)
Balance as of the end of the period	(717)	(724)	(762)
Cash flow hedge
Profit (Loss) recorded in equity during the period	(585)	24	253
Recycled amount from equity to the income statement during the period	47	(116)	266
Ineffective portion of the cash flow hedges	$ 0	$ 0	$ 0